Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2011 years
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 1	1.75%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 2	1.73%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 3	3
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 4	3
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 5	95.34
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 6	94.28
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 7	0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 8	0